FEDERAL INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of federal income tax cost of portfolio investments

FEDERAL INCOME TAX COST:
Gross unrealized appreciation	$1,714,038
Gross unrealized depreciation	(101,061,201)
Net unrealized (depreciation)	$(99,347,163)
Federal income tax cost, Investments	$134,708,998

Schedule of income tax provision

Deferred tax (expense)/benefit
Federal	$—
State	—
Total deferred tax (expense)/benefit	$—

Schedule of deferred tax assets and liabilities

AMOUNT
Deferred tax assets:
Net operating loss carryforward	$4,616,720
Capital loss carryforward	6,960,412
Net unrealized losses (gains) on investment securities	28,726,530
Total deferred tax assets, net	40,303,662
Valuation allowance	(40,303,662)
Net	$—

Schedule of effective tax rate and statutory federal income tax rate

	THREE MONTHS ENDED MARCH 31, 2023	THREE MONTHS ENDED MARCH 31, 2022
Effective tax rate	0%	0%
Statutory federal income tax rate	21%	21%

Schedule of net capital loss carryforwards

EXPIRATION DATE	AMOUNT
12/31/24	$14,230,073
12/31/25	7,516,642
12/31/27	3,129,665
Total	$24,876,380